Basic and Diluted Earnings Per Share	12 Months Ended
Apr. 30, 2026
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share	Basic and Diluted Earnings Per Share
The following table summarizes basic and diluted earnings per common share attributable to common stockholders:

	Year Ended April 30,
	2026	2025	2024

	(in thousands, except per share data)
Net income attributable to Korn Ferry	$277,434	$246,062	$169,154
Less: distributed and undistributed earnings to nonvested restricted stockholders	3,393	3,226	3,092
Basic net earnings attributable to common stockholders	274,041	242,836	166,062
Add: undistributed earnings to nonvested restricted stockholders	2,062	2,104	2,122
Less: reallocation of undistributed earnings to nonvested restricted stockholders	2,020	2,063	2,106
Diluted net earnings attributable to common stockholders	$274,083	$242,877	$166,078

Weighted-average common shares outstanding:
Basic weighted-average number of common shares outstanding	51,428	51,778	51,038
Effect of dilutive securities:
Restricted stock	1,076	1,017	388
ESPP	15	11	6
Diluted weighted-average number of common shares outstanding	52,519	52,806	51,432

Net earnings per common share:
Basic earnings per share	$5.33	$4.69	$3.25
Diluted earnings per share	$5.22	$4.60	$3.23
During fiscal 2026, 2025 and 2024, restricted stock awards of 0.6 million shares, 0.7 million shares and 1.0 million shares, respectively, were outstanding but not included in the computation of diluted earnings per share because they were anti-dilutive.